Note 46 - Restricted Assets	12 Months Ended
Dec. 31, 2018
Restricted Availability Assets Abstract
Disclosure of Restricted Availability Assets

46. Restricted assets

As of December 31, 2018, December 31, 2017 and January 1, 2017, the Bank has the following restricted assets:

  The Bank applied Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 79,285 and Treasury Bonds in US dollars maturing on May 10, 2019 in the amount of 56,145 as of December 31, 2018, Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 60,694 as of December 31, 2017, and Secured Bonds maturing in 2020 in the amount of 77,382 as of January 1, 2017, as security for loans agreed under the Global Credit Program for micro, small and medium enterprises granted by the Inter-American Development Bank (IDB).
  The Bank applied Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 11,561 as of December 31, 2017, and Secured Bonds maturing in 2020 in the amount of 84,236 as of January 1, 2017, as guarantee for funding granted by the Bicentennial Fund.
  Also, the Bank has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 4,703,064, 4,799,167 and 4,024,491, as of December 31, 2018, 2017 and January 1, 2017, respectively.
  The Bank applied Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 420,002 as of January 1, 2017, as security for its role in the custody safekeeping on behalf of the Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime and custody of Registered Bills.
  BBVA Francés Valores S.A. has shares in Mercado de Valores de Buenos Aires S.A. (VALO) in the amounts of 24,722 and 52,292, and BYMA, in the amounts of 94,600 and 125,499 as of December 31, 2018 and 2017, respectively. Those shares are subject to a lien over credit rights in favor of “Crédito and Caución Compañía de Seguros S.A.” under the insurance contract signed by the company issuing such shares, to secure noncompliance with the company's obligations.
  That company registered the shares in Mercado de Valores de Buenos Aires S.A. (MERVAL), in the amount of 122,345 as of January 1, 2017. These shares were subject to a lien over credit rights in favor of “CHUBB Argentina de Seguros S.A.” under the insurance contract executed by the company issuing those shares, to secure noncompliance with the company's obligations.